Expense Example - THE GABELLI UTILITIES FUND	Apr. 30, 2025 USD ($)
THE GABELLI UTILITIES FUND CLASS AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,589
THE GABELLI UTILITIES FUND CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	702
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,256
Expense Example, with Redemption, 10 Years	2,072
THE GABELLI UTILITIES FUND CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,401
THE GABELLI UTILITIES FUND CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	$ 1,304